Share Capital and Reserves (Details) - USD ($)	1 Months Ended			12 Months Ended
	Jan. 21, 2021	Nov. 17, 2020	Jul. 17, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 21, 2023
Share Capital and Reserves (Details) [Line Items]
Shares outstanding				338
Issued share capital description				i)Issued 291,667 units at a price of $24.00 per unit per unit for total proceeds of $7,000,000. Each unit consisted of one common share and one warrant, to purchase one common share at $28.80 per share until February 28, 2027. In connection with the offering, the Company incurred $900,720 in issuance costs as part of the transaction. ii)Issued 11,441 shares, which were converted from Versus Holdco shares. iii)Issued 39,375 shares at a price of $22.20 per unit for total proceeds of $874,125 as a result of the underwriter exercising the overallotment. iv)Issued 4,196 shares related to the Xcite acquisition and the vesting of key employee shares. v)Issued 276,334 units at a price of $7.80 per unit for total proceeds of $2,155,195. The offering consisted of 140,000 common shares and 136,334 pre-funded warrants. In connection with the offering, the Company incurred $313,482 in issuance costs as part of the transaction. vi)Issued 412,293 shares at $2.72 per share in a private placement offering for total proceeds of $1,119,373. vii)Issued 2,100,000 units at a price of $1.00 per unit for total proceeds of $2,099,866. The offering consisted of 300,000 common shares and 1,800,000 pre-funded warrants. In connection with the offering, the Company incurred $522,460 in issuance costs as part of the transaction.	i)Issued 100,461 units at a price of $101.40 per unit in connection with the acquisition of Xcite. ii)Issued 98,134 units at a price of $112.50 per unit per unit for total proceeds of $11,040,000. Each unit consisted of one common share, one Unit A warrant and one Unit B warrant. Unit A warrants allow the purchaser to purchase one common share at $112.50 per share until January 20, 2026. Unit B warrants allow the purchaser to purchase one common share at $112.50 per share until January 20, 2026. In connection with the offering, the Company incurred $1,524,439 in issuance costs as part of the transaction. iii)Issued 103,559 common shares pursuant to exercise of 95,689 warrants and 7,870 stock options for total proceeds of $6,735,254. iv)Issued 14,357 units consisting of one share of common share and one Unit A warrant and one Unit B warrant in exchange for the forgiveness of $1,615,058 of debt and accrued interest. v)Issued 1,954 shares of the Company’s common stock with a value of $206,614 to a third party in exchange for services (included in professional fees). vi)Issued 2,916 shares related to the PPP loan escrow account that was included in the Xcite debt at the time of the acquisition.	i)Issued 10,000 units at a price of $45.30 per unit for total proceeds of $453,000. Each unit consisted of one common share and a one half share purchase warrant for each share purchased. Each whole warrant entitles the holder to purchase one additional common share at a price of $70.65 until February 17, 2021. ii)Issued 11,502 units at a price of $44.25 per unit for total proceeds of $508,969. Each unit consisted of one common share and one share purchase warrant for each share purchased. iii)Issued 41,667 units at a price of $45.75 per unit for total proceeds of $1,906,250. Each unit consisted of one common share and a one half share purchase warrant for each share purchased. iv)Entered into a Mutual Investment Agreement with Animoca Brands Inc. (Animoca) in which the Company issued 12,103 shares of the Company’s common stock with a value of $502,414 in exchange for 4,327,421 shares of Animoca common stock. On the same date, the Company issued an additional 5,939 shares of the Company’s common stock with a value of $251,169 to Animoca in exchange for services (included in professional fees). The Company subsequently sold all of its shares of Anomica and recognized a loss of $378,718. v)Issued 70,660 common shares pursuant to exercise of 70,410 warrants and 250 stock options for total proceeds of $3,552,473.
Common shares issued and outstanding percentage				10.00%
Option vesting period				10 years
Share-based compensation (in Dollars)					$ 2,145,928	$ 1,049,135
Warrant balance (in Dollars)				$ 1,687,341
Share purchase warrants description				i)Completed a public offering on February 28, 2022, and issued 291,669 units at a price of $24.00 per unit per unit for total proceeds of $7,000,000. Each unit consisted of one common share and one warrant, to purchase one common share at $28.80 per share until February 28, 2027. ii)Issued 39,375 units on March 24, 2022, at a price of $22.20 per unit for total proceeds of $874,125 because the underwriter exercised its overallotment option. Each unit consisted of one common share and one warrant, to purchase one common share at $28.80 per share until February 28, 2027. iii)Issued 414,500 warrants on July 18, 2022, to purchase common shares, each exercisable for one common share at an exercise price of $7.80 per share in an offer to an investor. iv)Completed a public offering on December 9, 2022 and issued 2,100,000 units for total proceeds of $2,099,866. Each unit consists of (1) either (a) one common share or (b) one pre-funded warrant to purchase one common share and (2) two warrants to purchase one common share each, at a public offering price of $1.00 per unit. The unit will have an exercise price of $1.10 per share, are exercisable immediately upon issuance, and will expire five years following the date of issuance. An additional 220,500 warrants were provided to placement agents with an exercise price of $1.25 per share.
Public offering issued	98,134
Public offering price per share (in Dollars per share)	$ 112.5
Total proceeds (in Dollars)	$ 11,040,000
Warrants issued	196,267
Warrants price per share (in Dollars per share)	$ 112.5
Common stock issued	14,357
Debt and accrued interest (in Dollars)	$ 1,615,058
Purchase of warrants		41,667	10,000
Warrants exercise price (in Dollars per share)		$ 73.35	$ 72.45
Term of warrants		2 years	2 years
Share purchase warrants fair value (in Dollars)
Private Placement [Member]
Share Capital and Reserves (Details) [Line Items]
Purchase of warrants			11,502
Warrants exercise price (in Dollars per share)			$ 70.65
Term of warrants			2 years
Share purchase warrants fair value (in Dollars)			$ 41,155
Stock Options [Member]
Share Capital and Reserves (Details) [Line Items]
Stocks option granted				104,520	64,015	31,339
Share-based compensation (in Dollars)				$ 1,567,583	$ 2,145,928
Class A Share [Member]
Share Capital and Reserves (Details) [Line Items]
Shares issued				338
Share purchase warrant [Member]
Share Capital and Reserves (Details) [Line Items]
Warrant balance (in Dollars)				$ 1,687,341
Warrants issued	14,357
A and B Warrants [Member] | Subsequent Event [Member]
Share Capital and Reserves (Details) [Line Items]
Warrants price per share (in Dollars per share)							$ 112.5
B Warrants [Member]
Share Capital and Reserves (Details) [Line Items]
Warrants issued	14,357